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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704


                   	  Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Tax Free Income Fund
          Schedule of Investments  3/31/09 (unaudited)

Shares                                                            Value

          COMMON STOCK - 0.3 %
          Transportation - 0.3 %
          Airlines - 0.6%
208,320   Delta Air Lines, Inc. *                             $ 1,172,842
          TOTAL COMMON STOCK
          (Cost  $4,839,466)                                  $ 1,172,842
Principal
Amount    MUNICIPAL BONDS - 99.5 %
          No State - 1.0 %
5,000,000 Northern Mariana Islands, 5.0%, 6/1/17              $ 4,268,200
                                                              $ 4,268,200
          Alabama - 1.0 %
5,000,000 Huntsville-Redstone VLG Alabama, 5.5%, 1/1/43       $ 2,862,150
1,500,000 Sylacauga Alabama Health Care Authority, 6.0%, 8/1/3   929,835
                                                              $ 3,791,985
          Arizona - 7.8 %
10,000,000Maricopa County Community College District, 3.0%, 7/$ 8,267,100 10,000,000Phoenix Arizona Civic Import Corp., Floating Rate No 7,510,100 4,000,000 Phoenix Arizona Civic Import Corp., District Revenue 3,373,480 8,005,000 Phoenix Arizona Civic Import Corp., District Revenue 6,661,201
530,000   Pima County Arizona Industrial, 6.375%, 7/1/31          3,770
974,000   Pima County, Arizona Industrial Development Authorit   693,020
5,000,000 Pima County Arizona Development Authority, 5.0%, 9/1  4,470,450
                                                              $30,979,121
          California - 6.4 %
1,000,000 California Health Facilities Financing, 5.25%, 7/1/2$ 936,930 1,470,000 California Municipal Finance Authority, 5.875%, 10/1 1,186,143
1,000,000 California State, 4.25%, 8/1/33                        750,490
5,000,000 California Statewide Communities Development, 5.0%,   4,079,750
4,875,000 California Statewide Communities Development Authori 3,568,110 5,125,000 California Statewide Communities Development Authori 3,530,920
1,000,000 Franklin-McKinley California School District, 6.0%,   1,167,160
15,000,000Golden State Tobacco Security Corp., California, 5.1  7,510,950
1,175,000 Lucia Mar University School District, 0.0%, 8/1/20     650,703
1,505,000 Santa Maria California Joint, 0.0%, 8/1/27             479,433
3,600,000 Saugus California University School District, 0.0%,   1,555,488
                                                              $25,416,077
          Colorado - 1.7 %
3,000,000 Colorado Educational & Cultural Facilities Authority$ 1,759,350
2,750,000 Colorado Health Facilities Revenue, 5.25%, 11/15/35   2,299,110
2,500,000 Colorado Health Facilities Revenue, 5.25%, 6/1/36     1,846,650
5,000     Colorado Housing Finance Authority, Series A-3, 7.0%    5,083
45,000    Colorado Housing Finance Authority, Series B-3, 6.55   46,617
10,000,000E-470 Public Highway Authority Colorado, 0.0%, 9/1/3   851,800
                                                              $ 6,808,610
          Connecticut - 0.7 %
1,000,000 Connecticut State Health & Education, 5.5%, 7/1/17 $ 942,890 2,470,000 Mohegan Tribe Indians Connecticut, 6.25%, 1/1/31 (14 1,119,058
1,500,000 Mohegan Tribe Indians Connecticut, 5.25%, 1/1/33       555,000
                                                              $ 2,616,948
          District of Columbia - 1.7 %
10,000,000District of Columbia Tobacco Settlement Financing Co$ 6,939,000
                                                              $ 6,939,000
          Florida - 6.0 %
1,000,000 Dade County Florida General, 7.7%, 10/1/12          $ 1,182,260
500,000   Halifax Hospital Medical Center Florida, 5.375%, 6/1   361,125
970,000   Highlands County Health, 5.0%, 11/15/24                 8,650
5,435,000 Lee County Florida Industrial Development Authority, 4,696,275 2,000,000 Lee County Florida Industrial Development Authority, 1,114,160
565,000   Madison County Florida Revenue, 6.0%, 7/1/25           395,195
1,535,000 Marion County Florida Hospital District Development, 1,437,205 2,025,000 Miami Beach Florida Health Facilities, 5.375%, 11/15 1,103,686
500,000   Miami Beach Health Facilities Authority, 6.7%, 11/15   384,760
1,400,000 Orange County Health Facilities, 5.5%, 7/1/38          802,760
16,205,000Tampa-Hillsborough County Florida, 4.0%, 7/1/34      12,540,077
                                                              $24,026,153
          Georgia - 0.7 %
4,000,000 Houston County Georgia Hosp Authority Revenue, 5.0%,$ 2,907,600
                                                              $ 2,907,600
          Iowa - 0.6 %
500,000   Altoona Iowa Urban Renewal Tax, 5.625%, 6/1/23      $  446,220
4,000,000 Iowa Finance Authority Senior Housing, 5.625%, 12/1/  2,123,200
                                                              $ 2,569,420
          Illinois - 5.0 %
4,000,000 Chicago Illinois O'Hare International Airport, 5.5%,$ 1,451,040
130,000   Chicago Illinois Single Family Mortgage, 6.45%, 9/1/   132,404
4,580,000 Illinois Development Finance Authority Revenue, 5.25  4,401,609
5,000,000 Illinois Finance Authority, 5.0%, 4/01/31             3,637,750
5,000,000 Illinois Finance Authority, 5.0%, 4/1/36              3,504,750
4,000,000 Illinois Finance Authority, 5.5%, 8/15/30             3,270,960
20,000,000Metropolitan Pier & Exposition Authority Illinois De  3,383,200
                                                              $19,781,713
          Indiana - 4.5 %
250,000   East Chicago Indiana Exempt Facilities, 7.0%, 1/1/14$  229,830
10,000,000Indiana Health & Educational Facility Authority, 5.0 7,380,300 2,500,000 Indiana Health & Educational Facility Authority, 5.2 1,934,100
4,135,000 Indiana State Development Finance, 5.75%, 10/1/11     3,929,697
1,400,000 Indianapolis Local Public Improvement Board Revenue, 1,558,088 1,000,000 Lawrence Township Metropolitan School District Reven 1,113,720
2,570,000 Vigo County Indiana Hospital, 5.8%, 9/1/47            1,595,405
                                                              $17,741,140
          Kentucky - 1.0 %
5,000,000 Louisville & Jefferson County Kentucky Metro Governm$ 3,878,550
                                                              $ 3,878,550
          Louisiana - 4.9 %
355,000   Louisiana Public Facilities Authority Revenue, 6.25%$  336,213
10,000,000Louisiana Public Facilities Authority, 5.5%, 5/15/47 7,151,800 1,085,000 Louisiana Local Government Environment Community, 5. 1,150,512 8,000,000 St John Baptist Parish Louisiana Revenue, 5.125%, 6/ 5,553,040 8,335,000 Tobacco Settlement Financing Corporation Revenue, 5. 5,291,725
                                                              $19,483,290
          Massachusetts - 9.0 %
1,000,000 Massachusetts Development Finance Agency, 5.7%, 10/1   731,900
1,680,000 Massachusetts Developmental Finance Agency, 5.25%, 1$ 1,316,717 3,320,000 Massachusetts Developmental Finance Agency, 5.25%, 1 2,461,514 6,820,000 Massachusetts Developmental Finance Agency, 5.25%, 2 6,536,152
1,100,000 Massachusetts Developmental Finance Agency, 5.625%,    871,079
2,635,000 Massachusetts Developmental Finance Agency, 6.25%, 1 2,183,282 4,750,000 Massachusetts Health & Educational Facilities Author 4,029,473
1,000,000 Massachusetts Health & Educational Facilities Author   945,160
1,145,000 Massachusetts Health & Educational Facilities Author   933,347
2,000,000 Massachusetts Health & Educational Facilities Author 1,891,680 2,500,000 Massachusetts Health & Educational Facilities, 5.5%, 1,385,025 2,150,000 Massachusetts Health & Educational Faculties Authori 1,813,138
500,000   Massachusetts State Development Finance Agency, 5.5%   329,205
1,550,000 Massachusetts State Health & Education, 5.25%, 7/15/  1,270,566
1,600,000 Massachusetts State Health & Educational Facilities   1,293,472
 4,500,000Massachusetts State Health & Educational, 4.625%, 8/1 2,962,575 2,120,000 Massachusetts State Health & Educational, 5.625%, 7/ 1,739,799
40,000    Massachusetts State Health & Educational, 6.0%, 7/1/   43,087
200,000   Massachusetts State Health and Educational Facilitie   198,208
3,750,000 Massachusetts State Health, 5.25%, 7/1/38             2,793,638
                                                              $35,729,017
          Maryland - 0.9 %
3,000,000 Frederick County Maryland, 5.625%, 9/1/38           $ 1,985,460
1,000,000 Maryland State Economic Development, 5.0%, 12/1/16     620,650
660,000   Maryland State Economic Development, 5.0%, 12/1/16     409,629
1,000,000 Maryland State Economic Development, 5.0%, 12/1/31     504,620
                                                              $ 3,520,359
          Michigan - 1.5 %
1,500,000 John Tolfree Health System, 6.0%, 9/15/23           $ 1,109,730
1,550,000 Meridian Michigan Economic Development Corp., 5.25%, 1,013,514 3,340,000 Michigan Public Educational Facilities Authority Rev 2,102,931 2,000,000 Michigan State Hospital Finance Authority, 5.25%, 11 1,293,900
1,000,000 Michigan State Hospital Finance Authority, 5.5%, 11/   582,190
                                                              $ 6,102,265
          Minnesota - 1.3 %
5,000,000 Becker, Minnesota Pollution Control Revenue Northern$ 5,295,400
                                                              $ 5,295,400
          Mississippi - 2.0 %
1,800,000 Columbus Miss Industrial Development Revenue, 5.9%, $ 1,769,454 7,950,000 Lowndes County Mississippi Solid Waste Disposal & Po 6,271,914
                                                              $ 8,041,368
          North Carolina - 0.7 %
1,000,000 North Carolina Capital Facilities Finance Agency Stu$  795,180
1,000,000 North Carolina Capital Facilities Finance Agency Stu   758,270
2,250,000 North Carolina Capital Facilities Finance, 4.5%, 10/  1,368,810
                                                              $ 2,922,260
          North Dakota - 0.1 %
195,000   North Dakota State Housing Finance Agency Revenue, 5$  199,021
                                                              $  199,021
          Nebraska - 0.4 %
1,450,000 Nebraska Investment Finance Authority Single Family,$ 1,424,770
                                                              $ 1,424,770
          New Hampshire - 2.9 %
5,000,000 New Hampshire Health & Education Facilities 5.0%, 10$ 3,723,600 5,000,000 New Hampshire Health & Education Facilities 5.0%, 10 3,826,800 2,250,000 New Hampshire Health & Educational Facilities Author 2,015,370 2,000,000 New Hampshire Health & Educational Facilities Author 1,716,500
130,000   New Hampshire State Housing Finance Authority, 6.125   132,217
                                                              $11,414,487
          New Jersey - 4.5 %
1,250,000 Camden County New Jersey Import Authority, 5.75%, 2/$  860,013
500,000   New Jersey Economic Development Authority, 5.3%, 11/   323,305
450,000   New Jersey Economic Development Authority, 5.375%, 1   256,253
610,000   New Jersey Economic Development Authority, 5.75%, 1/   462,716
5,060,000 New Jersey Economic Development Authority Special Fa  3,340,106
1,000,000 New Jersey Health Care Facilities, 5.125%, 7/1/14      902,300
5,000,000 New Jersey Health Care Facilities, 5.375%, 7/1/33     3,950,500
4,140,000 New Jersey Health Care Facilities Financing Authorit 2,751,775 3,500,000 New Jersey Health Care Facilities Financing Authorit 2,769,655
4,500,000 Tobacco Settlement Financing Corp., 5.0%, 6/1/41      2,298,780
                                                              $17,915,403
          New Mexico - 1.5 %
1,000,000 Dona Ana County New Mexico Pilot Revenue, 5.25%, 12/$ 838,840 1,500,000 Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23 1,282,395
6,000,000 Farmington New Mexico, 4.875%, 4/1/33                 3,674,880
                                                              $ 5,796,115
          Nevada - 0.9 %
5,000,000 Reno Nevada Hospital Revenue, 5.25%, 6/1/41         $ 3,625,950
                                                              $ 3,625,950
          New York - 4.9 %
2,500,000 Albany Individual Development, 5.25%, 11/15/32      $ 1,848,600
1,000,000 Albany Individual Development, 6.0%, 7/1/19            835,850
1,900,000 Dutchess County New York Industrial Development, 7.5  1,674,432
1,000,000 New York City Industrial Development Agency, 5.25%,   1,034,650
1,700,000 Nassau County Industrial Development Agency, 6.7%, 1  1,284,690
4,400,000 New York State Dormitory Authority, 0.0%, 7/1/39      3,573,108
5,515,000 New York State Dormitory Authority, 5.24%, 7/1/24     5,468,839
1,000,000 New York City Industrial Development Agency, 5.0%, 7  1,009,110
1,000,000 Suffolk County New York Industrial Development, 5.5%   575,130
3,000,000 Ulster County Industrial Development Agency, 6.0%, 9  2,103,870
                                                              $19,408,279
          Ohio - 2.7 %
6,000,000 Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47       $ 3,520,260
1,500,000 Cuyahoga County Ohio Health, 6.0%, 5/15/37             921,615
1,500,000 Cuyahoga County Ohio Health, 6.0%, 5/15/37             876,045
1,000,000 Hamilton County Ohio Sewer, 5.125%, 5/15/28            900,130
5,000,000 Lake County Ohio Hospital Municipal, 6.0%, 8/15/43    3,958,050
400,000   Ohio State Building Authority Revenue, 5.5%, 10/1/11   439,632
                                                              $10,615,732
          Oregon - 0.0 %
185,000   Klamath Falls Inter-Community Hospital Authority Rev$  153,310
                                                              $  153,310
          Pennsylvania - 4.5 %
3,000,000 Allegheny County Pennsylvania Hosp Development Autho$ 1,616,100 3,675,000 Allentown Pennsylvania Area Hospital Authority, 6.0% 3,082,921
1,000,000 Columbia County Pennsylvania Hospital Authority, 5.8   811,430
1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/   796,030
1,000,000 Montgomery County Pennsylvania Industrial, 5.0%, 12/   747,090
15,000,000Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34      9,765,750
65,000    Sayre Pennsylvania Health Care Facilities Authority,   63,398
685,000   Sayre Pennsylvania Health Care Facilities Authority,    6,050
700,000   Scranton-Lackawanna Pennsylvania Health & Welfare, 6   698,936
460,000   Scranton-Lackawanna Pennsylvania Health & Welfare, 6   444,990
                                                              $18,032,695
          Puerto Rico - 0.0 %
75,000    Puerto Rico Public Buildings Authority Revenue, 5.25$    850
4,925,000 Puerto Rico Public Buildings Authority Revenue, 5.25   37,750
                                                              $  38,600
          Rhode Island - 1.2 %
65,000    Rhode Island State Health & Educational Building Cor$  65,670
5,200,000 Tobacco Settlement Financing Corp., 6.25%, 6/1/42     3,342,664
1,640,000 Tobacco Settlement Financing Corp., RI,  6.125%, 6/1  1,180,341
                                                              $ 4,588,675
          South Carolina - 0.0 %
40,000    South Carolina Housing Finance & Development Authori$  40,147
                                                              $  40,147
          South Dakota - 0.0 %
65,000    South Dakota Conservancy District Revenue, 5.625%, 8$  65,220
                                                              $  65,220
          Tennessee - 2.1 %
1,000,000 Johnson City Tennessee Health & Education, 5.5%, 7/1$  731,110
1,000,000 Knox County Health Facility, 6.375%, 4/15/22          1,005,430
4,000,000 Knox County Health Facility, 6.5%, 4/15/31            3,794,000
5,960,000 Sumner County Tennessee Health Educational, 5.5%, 11  2,870,455
                                                              $ 8,400,995
          Texas - 8.0 %
3,000,000 Brazos River Authority Pollution Control Revenue, 7.$ 1,527,780 13,885,000Dallas-Fort Worth Texas International Airport, 6.0%, 7,120,645
3,000,000 Houston Texas Utility Sys Revenue, 5.375%, 11/15/38   2,962,560
10,000,000North Texas Twee Authority North Throughway, 5.75%,   8,794,100
3,000,000 Richardson Texas Hospital Authority, 6.0%, 12/1/34    2,149,710
1,000,000 Seguin Texas Higher Educational Facilities, 5.0%, 9/   810,010
3,500,000 Texas State, Floating Rate Note, 9/30/11              4,303,390
20,000    Whitehouse Texas Independent School District, 4.8%,    20,052
2,160,000 Willacy County Texas Local Government, 6.0%, 9/1/10   2,087,921
3,000,000 Willacy County Texas Local Government, 6.875%, 9/1/2  2,203,710
                                                              $31,979,878
          Virginia - 2.2 %
1,500,000 Prince William County Virginia Industrial Developmen$ 1,179,090 3,925,000 Prince William County Virginia Industrial Developmen 2,850,021
9,490,000 Tobacco Settlement Financing Corp., 5.0%, 6/1/47      4,808,203
                                                              $ 8,837,314
          Vermont - 0.3 %
1,295,000 Vermont Educational & Health Buildings, 5.0%, 7/1/24$ 1,051,294
                                                              $ 1,051,294
          Washington - 2.4 %
10,500,000Tobacco Settlement Authority Washington, 6.625%, 6/1$ 7,409,325
2,500,000 Washington State Housing, 5.25%, 1/1/17               2,028,600
                                                              $ 9,437,925
          Wisconsin - 1.1 %
1,430,000 Adams-Friendship School District, 6.5%, 4/1/16      $ 1,668,710
3,500,000 Wisconsin State Health & Educational Facilities Auth  2,636,760
                                                              $ 4,305,470
          TOTAL MUNICIPAL BONDS
          (Cost  $509,497,260)                                $390,149,756

          TOTAL INVESTMENT IN SECURITIES - 99.8%
          (Cost  $514,336,726) (a)                            $391,322,598

          OTHER ASSETS AND LIABILITIES - 0.2%                 $ 6,387,463

          TOTAL NET ASSETS - 100.0%                           $397,710,061

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $1,119,058 or 0.3% of total net assets.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $514,336,726 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $  2,038,391

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (125,052,519)

          Net unrealized loss                                 $ (123,014,128)

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2009, in valuing the Fund's assets:

Valuation Inputs                                               Investments
                                                              in Securities
Level 1 - Quoted Prices                                       $1,172,842
Level 2 - Other Significant Observable Inputs                  390,149,756
Level 3 - Significant Unobservable Inputs                          0
Total                                                         $391,322,598



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.